Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015		$ 11.6
2016		9.2
2017		6.6
2018		11.5
2019		9.0
Thereafter		71.2
Total		119.1
Gain on litigation settlement	$ 6.1	$ 6.1	$ 0	$ 0